Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017 USD ($) segment
Significant accounting policies
Non-cash movement for issuance of warrants in respect of term loan	$ 419,573
Revenues	$ 0
Number of operating segments | segment	1
Hercules | Term Loan
Significant accounting policies
Cash inflow from term loan net of issuance costs	$ 14,400,000